Hedge Accounting - Additional Information (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Detailed Information about Hedges [Line Items]
Description of type of hedge	There are three types of hedge relations: Fair value hedge, Cash flow hedge, and Hedge of net investment in foreign operations.
Risk factor designated coverage ratio	100.00%
Cash flow hedge reserve recognized	R$ (56)	R$ (81)	R$ (29)
Cash flow hedges [member]
Disclosure of Detailed Information about Hedges [Line Items]
Cash flow hedge reserve	(1,211)
Cash flow hedge reserve recognized	R$ (762)